Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense	The major components of income tax expense for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
Current tax expense:
Current year	Ps. 5,658	Ps. 4,259	Ps. 7,367
Deferred tax expense:
Origination and reversal of temporary differences	860	2,795	(3,391)
(Benefit) utilization of tax losses recognized	29	(445)	1,452
Total deferred tax income expense (benefit)	889	2,350	(1,939)
Total income tax expense in consolidated net income	Ps. 6,547	Ps. 6,609	Ps. 5,428

2022	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 3,522	Ps. 2,136	Ps. 5,658
Deferred tax expense:
Origination and reversal of temporary differences	197	663	860
Utilization (benefit) of tax losses recognized	(4)	33	29
Total deferred tax	193	696	889
Total income tax expense in consolidated net income	Ps. 3,715	Ps. 2,832	Ps. 6,547

2021	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 3,356	Ps. 903	Ps. 4,259
Deferred tax expense:
Origination and reversal of temporary differences	1,659	1,136	2,795
Utilization (benefit) of tax losses recognized	356	(801)	(445)
Total deferred tax	2,015	335	2,350
Total income tax expense in consolidated net income	Ps. 5,371	Ps. 1,238	Ps. 6,609

2020	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 6,311	Ps. 1,056	Ps. 7,367
Deferred tax expense:
Origination and reversal of temporary differences	(2,676)	(715)	(3,391)
Utilization (benefit) of tax losses recognized	1,962	(510)	1,452
Total deferred tax	(714)	(1,225)	(1,939)
Total income tax expense in consolidated net income	Ps. 5,597	Ps. (169)	Ps. 5,428

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income
Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2022	2021	2020
Unrealized loss (gain) on cash flow hedges	Ps. (590)	Ps. 787	Ps. 216
Remeasurements of the net defined benefit liability	173	(27)	(130)
Total income tax recognized in OCI	Ps. (417)	Ps. 760	Ps. 86

Schedule of Deferred Tax Related to Other Comprehensive Income
Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year-end:	2022	2021	2020
Unrealized loss (gain) on derivative financial instruments	Ps. (13)	Ps. 573	Ps. (212)
Comprehensive income to be reclassified to profit or loss in subsequent periods	(13)	573	(212)
Re-measurements of the net defined benefit liability	(205)	(408)	(378)
Balance of income tax in AOCI	Ps. (218)	Ps. 165	Ps. (590)

Schedule of Domestic Tax Rate
A reconciliation between effective income tax rate and Mexican domestic statutory tax rate for the years ended December 31, 2022, 2021 and 2020 follows:

	2022	2021	2020
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	0.19%	(0.64)%	(0.38)%
Income (loss) on monetary position for subsidiaries in hyperinflationary economies	1.18%	(0.21)%	(0.62)%
Annual inflation tax adjustment	5.63%	6.48%	0.73%
Non-deductible expenses	2.17%	1.82%	2.49%
Income taxed at a rate other than the Mexican statutory rate	1.68%	1.14%	0.08%
Effect of restatement of tax values	(4.69)%	(2.54)%	(1.81)%
Effect of change in statutory rate	(0.39)%	(0.09)%	(0.23)%
Income tax credits (1)	—%	(2.69)%	(10.34)%
Tax loss (2)	(8.50)%	(3.57)%	13.80%
Other	(1.89)%	(0.78)%	0.04%
	25.38%	28.92%	33.76%

(1) Favorable position of Brazilian Courts related to a no taxation on financial effects of recovered tax credits from previously won judicial disputes, which allowed a recognition of a deferred tax credit in Brazil in 2022 and 2021.
(2) During 2022, the Company recognized an amount of Ps.(2,194) as favorable effects on the deferred tax assets of our territories taking into account our expectation that those deferred tax assets will be recovered in the future
Schedule of Deferred Income Tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of		Consolidated Income Statement
	2022	2021	2022	2021	2020
Expected credit losses	Ps. (95)	Ps. (96)	Ps. (15)	Ps. (34)	Ps. (10)
Inventories	36	17	18	(1)	72
Prepaid expenses	24	55	(32)	29	(17)
Property, plant and equipment, net	(1,305)	(1,171)	(118)	(223)	(90)
Rights of use assets	327	112	236	(68)	(22)
Other assets	(257)	(340)	86	(28)	(389)
Finite useful lived intangible assets	1	(54)	48	69	(275)
Indefinite lived intangible assets	1,311	1,412	123	165	140
Post-employment and other non-current employee benefits	(444)	(447)	15	(59)	4
Derivative financial instruments	2	2	(3)	(72)	80
Contingencies	(895)	(889)	(23)	171	182
Employee profit sharing payable	(359)	(444)	(85)	(236)	(7)
Tax loss carryforwards	(7,205)	(7,244)	29	(445)	2,342
Tax credits to recover (1)	(1,067)	(1,394)	327	1,200	(1,629)
Cumulative other comprehensive income	(218)	165	(417)	760	86
Liabilities of amortization of goodwill of business acquisition	6,117	5,897	—	87	—
Financial leasing	(341)	(155)	(273)	53	(23)
Other	(768)	(1,058)	973	982	(2,383)
Deferred tax (income)			Ps. 889	Ps. 2,350	Ps. (1,939)

Deferred tax, asset	Ps. (7,975)	Ps. (8,342)
Deferred tax, liability	2,839	2,710
Deferred income taxes, net	Ps. (5,136)	Ps. (5,632)
(1)Corresponds to income tax credits from dividends received from foreign operations to be recovered within the next ten years accordingly to the Mexican Income Tax law.

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax assets are as follows:

	2022	2021	2020
Balance at beginning of the period	Ps. (5,632)	Ps. (8,669)	Ps. (6,661)
Deferred tax provision for the period	889	2,350	(1,939)
Change in the statutory rate	(82)	81	(42)
Acquisition of subsidiaries		—	—
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(591)	787	216
Cumulative translation adjustment	61	(163)	(392)
Remeasurements of the net defined benefit liability	173	(27)	(130)
Inflation adjustment	46	9	279
Balance at end of the period	Ps. (5,136)	Ps. (5,632)	Ps. (8,669)

Schedule of Tax Loss Carryforwards	The Tax Loss carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

Tax Loss Carryforwards amounts in millions
2024	46
2025	13
2026	—
2027	—
2028	502
2029	3,631
2030	3,020
2031	148
2032 and thereafter	10
No expiration (Brazil and Colombia)	14,630
Ps. 22,000

Summary of Changes in Balance of Tax Loss Carryforwards	The changes in the balance of tax loss carryforwards are as follows:

	2022	2021	2020
Balance at beginning of the period	Ps. 22,129	Ps. 21,522	Ps. 28,871
Increase	10,610	5,768	4,985
Usage of tax losses	(10,706)	(4,558)	(1,986)
Unused tax losses - 2028 to 2030	—	—	(7,830)
Effect of foreign currency exchange rates	(33)	(603)	(2,518)
Balance at end of the period	Ps. 22,000	Ps. 22,129	Ps. 21,522